                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                           811-2264

Exact name of registrant as specified in charter:             Lincoln National Income Fund, Inc.

Address of principal executive offices:                       2005 Market Street
                                                              Philadelphia, PA 19103

Name and address of agent for service:                        Richelle S. Maestro, Esq.
                                                              2005 Market Street
                                                              Philadelphia, PA 19103

Registrant's telephone number, including area code:           (800) 523-1918

Date of fiscal year end:                                      December 31

Date of reporting period:                                     June 30, 2005

Item 1. Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group
CLOSED-END



Semiannual Report JUNE 30, 2005
--------------------------------------------------------------------------------
                  LINCOLN NATIONAL INCOME FUND, INC.



[LOGO] POWERED BY RESEARCH(R)

Table
  OF CONTENTS

-----------------------------------------------------------------
SECTOR ALLOCATION                                               1
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       2

  Statement of Operations                                       8

  Statements of Changes in Net Assets                           9

  Financial Highlights                                         10

  Notes to Financial Statements                                11
-----------------------------------------------------------------
  OTHER FUND INFORMATION                                       15
-----------------------------------------------------------------






    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

SECTOR/COUNTRY ALLOCATION                        As of June 30, 2005 (Unaudited)
  LINCOLN NATIONAL INCOME FUND, INC.

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR/COUNTRY                                             OF NET ASSETS
------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      0.64%
------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               0.48%
------------------------------------------------------------------------
COLLATERALIZED BOND OBLIGATIONS                                 1.04%
------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.55%
------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           1.45%
------------------------------------------------------------------------
COMMERCIAL PAPER                                                3.47%
------------------------------------------------------------------------
CORPORATE BONDS                                                71.99%
------------------------------------------------------------------------
Banking                                                         6.29%

Basic Industry                                                  4.33%

Brokerage                                                       2.88%

Capital Goods                                                   1.34%

Communications                                                 11.31%

Consumer Cyclical                                               8.57%

Consumer Non-Cyclical                                           6.37%

Electric                                                        9.10%

Energy                                                          4.51%

Finance                                                         2.79%

Finance - Other                                                 0.38%

Industrial - Other                                              0.12%

Insurance                                                       8.70%

Natural Gas                                                     2.52%

Real Estate                                                     0.60%

Technology                                                      0.57%

Transportation                                                  1.61%
------------------------------------------------------------------------
FOREIGN AGENCIES                                                1.62%
------------------------------------------------------------------------
MUNICIPAL BONDS                                                 4.12%
------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              2.21%
------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                  0.99%
------------------------------------------------------------------------
PRIVATE PLACEMENT SECURITIES - DEBT                             3.07%
------------------------------------------------------------------------
SENIOR SECURED LOANS                                            1.54%
------------------------------------------------------------------------

                                                            PERCENTAGE
SECTOR/COUNTRY                                             OF NET ASSETS
------------------------------------------------------------------------
SOVEREIGN DEBT                                                  4.38%
------------------------------------------------------------------------
El Salvador                                                     0.24%

Germany                                                         0.67%

Norway                                                          0.91%

Poland                                                          0.13%

Russia                                                          0.49%

Sweden                                                          0.63%

Turkey                                                          0.13%

United Kingdom                                                  0.93%

Venezuela                                                       0.25%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       1.86%
------------------------------------------------------------------------
LIMITED PARTNERSHIP                                             0.01%
------------------------------------------------------------------------
PREFERRED STOCK                                                 0.19%
------------------------------------------------------------------------
PRIVATE PLACEMENT SECURITIES - EQUITY                           0.00%
------------------------------------------------------------------------
WARRANT                                                         0.00%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.61%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.39%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS                               June 30, 2005 (Unaudited)

                                                                         Market
                                                          Principal      Value
                                                        Amount(degree)  (U.S.$)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.64%
  Fannie Mae Interest Strip Series 265 2
    9.00% 3/1/24                                  USD       42,955     $  45,407
  Freddie Mac Series 2890 PC
    5.00% 7/15/30                                          310,000       312,206
  GNMA Series 2003-5 B
    4.486% 10/16/25                                        290,000       291,439
                                                                       ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $648,260)                                            649,052
                                                                       ---------

AGENCY MORTGAGE-BACKED SECURITIES - 0.48%
  Fannie Mae S. F. 30 yr TBA
    5.00% 7/1/35                                           265,000       265,083
    7.00% 7/1/35                                           210,000       221,419
                                                                       ---------
TOTAL AGENCY MORTGAGE-BACKED
  SECURITIES (cost $486,088)                                             486,502
                                                                       ---------

COLLATERALIZED BOND OBLIGATIONS - 1.04% = @
 oAres Leveraged Investment Fund
    Series 2 B2 CBO 7.914% 10/31/05                        530,000       530,000
 #Juniper CBO Series 1999-1A A1 144A
    6.83% 4/15/11                                          507,046       514,651
                                                                       ---------
TOTAL COLLATERALIZED BOND OBLIGATIONS
  (cost $1,004,146)                                                    1,044,651
                                                                       ---------
COLLATERALIZED DEBT OBLIGATIONS - 0.55%@
 #Merrill Lynch Series 1998 Pilgrim 2 144A
    6.623% 9/23/09                                         247,629       251,591
=#Sankaty Market Value CDO
    Series 3 B1 144A 7.379% 4/30/09                        290,000       298,549
                                                                       ---------
TOTAL COLLATERALIZED DEBT OBLIGATIONS
  (cost $555,210)                                                        550,140
                                                                       ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.45%
  Banc of America Commercial Mortgage
    Series 2005-1 A3 4.877% 11/10/42                       130,000       132,923
 #Bear Stearns Commercial Mortgage
    Securities Series 2004-ESA E 144A
    5.064% 5/14/16                                         250,000       254,926
 oGeneral Electric Capital Commercial
    Mortgage Series 2005-C2 A2
    4.706% 5/10/43                                         130,000       132,003
 oJP Morgan Chase Commercial Mortgage
    Securities Series 2002-C2 A2
    5.05% 12/12/34                                         180,000       186,575
  LB-UBS Commercial Mortgage Trust
    Series 2005-C2 A2 4.821% 4/15/30                       245,000       250,441
 #Merrill Lynch Mortgage Trust
    Series 2002-MW1 J 144A
    5.695% 7/12/34                                         195,000       191,800
 #Tower Series 2004-2A A 144A
    4.232% 12/15/14                                        320,000       317,637
                                                                       ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (cost $1,419,949)                                                    1,466,305
                                                                       ---------

                                                                         Market
                                                        Principal        Value
                                                      Amount(degree)    (U.S.$)
COMMERCIAL PAPER - 3.47%?
  #Steamboat Funding 144A
     3.373% 7/8/05                            USD       1,000,000     $  999,345
   UBS Finance
     3.03% 7/1/05                                       1,500,000      1,500,000
     3.205% 7/8/05                                      1,000,000        999,378
                                                                      ----------
TOTAL COMMERCIAL PAPER (cost $3,498,723)                               3,498,723
                                                                      ----------
CORPORATE BONDS - 71.99%
Banking - 6.29%
  #Banco Santander 144A
    o3.72% 12/9/09                                        265,000        265,839
     5.375% 12/9/14                                       430,000        444,794
   Bank of America 4.375% 12/1/10                         340,000        341,776
  oBarclays Bank 6.278% 12/29/49                          360,000        367,740
 o#BNP Paribas 144A 5.186% 6/29/49                        340,000        344,411
   Citigroup 5.875% 2/22/33                               330,000        361,155
   Deutsche Bank Financial 5.375% 3/2/15                  355,000        374,676
   Fifth Third Bank 4.75% 2/1/15                          450,000        454,407
   HSBC Bank USA 3.875% 9/15/09                           430,000        424,337
  #Mizuho Finance Group 144A
     5.79% 4/15/14                                        430,000        453,074
   Popular North America 4.25% 4/1/08                     135,000        135,098
   Popular North America Capital Trust I
     6.564% 9/15/34                                       380,000        423,820
 o#Rabobank Capital Funding II 144A
     5.26% 12/29/49                                       460,000        474,030
  oRBS Capital Trust I 4.709% 12/29/49                    370,000        365,637
!o#Skandinaviska Enskilda 144A
     8.125% 9/29/49                                       285,000        297,780
 o#United Overseas Bank 144A
     5.375% 9/3/19                                        370,000        381,881
  oWells Fargo 3.538% 9/28/07                              60,000         60,103
   Wilmington Trust 4.875% 4/15/13                        365,000        369,221
                                                                      ----------
                                                                       6,339,779
                                                                      ----------
Basic Industry - 4.33%
   Abitibi-Consolidated 6.95% 12/15/06                    491,000        499,593
   Alcan 5.75% 6/1/35                                     175,000        178,649
   Bowater 9.00% 8/1/09                                   175,000        190,313
   Ispat Inland 9.75% 4/1/14                              395,000        462,150
   Lubrizol 4.625% 10/1/09                                545,000        545,586
   Newmont Gold 8.91% 1/5/09                              194,382        205,650
   Newmont Mining 5.875% 4/1/35                           480,000        490,858
   Noranda 6.20% 6/15/35                                  460,000        457,868
   Norske Skog 8.625% 6/15/11                             205,000        212,431
   Placer Dome 6.45% 10/15/35                             385,000        423,757
   Temple-Inland 5.003% 5/17/07                           235,000        237,244
   Witco
     6.875% 2/1/26                                        235,000        235,000
     7.75% 4/1/23                                         225,000        228,375
                                                                      ----------
                                                                       4,367,474
                                                                      ----------

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                         Market
                                                        Principal        Value
                                                      Amount(degree)    (U.S.$)
CORPORATE BONDS (continued)
Brokerage - 2.88%
  Amvescap 4.50% 12/15/09                   USD          440,000     $   442,008
  Goldman Sachs
    6.125% 2/15/33                                       540,000         592,401
    6.345% 2/15/34                                       670,000         728,444
  Merrill Lynch 5.00% 1/15/15                            280,000         287,242
  Morgan Stanley
   o3.44% 11/24/06                                       160,000         160,254
    4.75% 4/1/14                                         700,000         690,837
                                                                     -----------
                                                                       2,901,186
                                                                     -----------
Capital Goods - 1.34%
  Allied Waste North America
    9.25% 9/1/12                                         207,000         224,595
 #Sealed Air 144A
    5.375% 4/15/08                                       430,000         440,632
    5.625% 7/15/13                                       330,000         339,646
  United Technologies 5.40% 5/1/35                       265,000         279,475
  York International 6.625% 8/15/06                       60,000          61,461
                                                                     -----------
                                                                       1,345,809
                                                                     -----------
Communications - 11.31%
  AT&T Wireless Services 8.75% 3/1/31                    705,000         991,208
  BellSouth
    4.20% 9/15/09                                        445,000         443,843
    4.75% 11/15/12                                       420,000         422,855
  Citizens Communications
    7.625% 8/15/08                                       200,000         212,500
    9.25% 5/15/11                                        235,000         263,494
  Comcast
    4.95% 6/15/16                                        250,000         249,386
    5.65% 6/15/35                                        730,000         729,551
  Cox Communications 4.625% 1/15/10                      380,000         379,380
  CSC Holdings
    8.125% 8/15/09                                       220,000         223,850
    10.50% 5/15/16                                       175,000         189,000
  France Telecom 8.50% 3/1/31                            380,000         531,458
  GTE Hawaiian Telephone 7.375% 9/1/06                   380,000         388,550
 #Hanarotelecom 144A 7.00% 2/1/12                        300,000         298,208
 #Intelsat Bermuda 144A
   o7.805% 1/15/12                                       335,000         342,538
    8.25% 1/15/13                                        220,000         228,250
  InterActiveCorp 7.00% 1/15/13                          470,000         501,884
 oLiberty Media 4.91% 9/17/06                            167,000         168,070
  MCI
    6.908% 5/1/07                                        435,000         442,069
    7.688% 5/1/09                                        165,000         172,219
  Nextel Communications
    6.875% 10/31/13                                      285,000         306,019
  SBC Communications
    4.125% 9/15/09                                       545,000         540,999
    6.15% 9/15/34                                        480,000         521,788
  Sprint Capital
    4.78% 8/17/06                                        250,000         251,893
    6.375% 5/1/09                                        400,000         426,062
    8.75% 3/15/32                                        775,000       1,081,482
 #Telecom Italia Capital 144A
    4.00% 1/15/10                                        235,000         228,576
  Time Warner Entertainment
    8.375% 3/15/23                                       375,000         480,692
  Vodafone Group 5.375% 1/30/15                          370,000         391,128
                                                                     -----------
                                                                      11,406,952
                                                                     -----------

                                                                         Market
                                                        Principal        Value
                                                      Amount(degree)    (U.S.$)
CORPORATE BONDS (continued)
Consumer Cyclical - 8.57%
  ArvinMeritor 6.625% 6/15/07                USD         225,000      $  227,250
  Boyd Gaming 9.25% 8/1/09                               140,000         147,700
 oCentex 3.46% 8/1/07                                    200,000         200,153
  Corrections Corporation of America
    7.50% 5/1/11                                         345,000         360,956
  CVS 4.00% 9/15/09                                      340,000         337,201
 oDaimlerChrysler 3.859% 9/10/07                         210,000         210,123
  Dana Corporation 5.85% 1/15/15                         290,000         256,650
  DR Horton 5.25% 2/15/15                                350,000         340,600
  Ford Motor 7.45% 7/16/31                               775,000         648,638
  Ford Motor Credit
    5.625% 10/1/08                                       315,000         300,405
    5.70% 1/15/10                                        530,000         489,315
    6.625% 6/16/08                                       385,000         380,494
    7.00% 10/1/13                                        565,000         542,936
  General Motors 8.375% 7/15/33                          390,000         327,600
  General Motors Acceptance Corporation
   o4.10% 7/16/07                                        590,000         569,662
    6.75% 12/1/14                                         75,000          67,213
  Hilton Hotels 7.625% 5/15/08                           370,000         399,988
  Jones Apparel
    4.25% 11/15/09                                       220,000         214,901
    6.125% 11/15/34                                      245,000         237,206
  Limited Brands
    5.25% 11/1/14                                        135,000         130,690
    6.95% 3/1/33                                         515,000         538,051
  Michaels Stores 9.25% 7/1/09                           270,000         282,488
  Office Depot 6.25% 8/15/13                             240,000         252,031
  Time Warner 8.18% 8/15/07                              430,000         462,806
  Visteon
    7.00% 3/10/14                                        120,000          99,600
    8.25% 8/1/10                                         600,000         558,000
  Wendy's International 6.35% 12/15/05                    60,000          60,566
                                                                      ----------
                                                                       8,643,223
                                                                      ----------
Consumer Non-Cyclical - 6.37%
  Albertson's 8.00% 5/1/31                               350,000         425,614
  Altria Group 7.65% 7/1/08                              385,000         419,457
  Amgen 4.00% 11/18/09                                   150,000         149,015
  Great Atlantic & Pacific Tea
    7.75% 4/15/07                                        565,000         580,537
  HCA 5.50% 12/1/09                                      300,000         302,389
  Kraft Foods
    4.125% 11/12/09                                      395,000         392,034
    5.625% 11/1/11                                       385,000         408,960
  Medco Health Solutions 7.25% 8/15/13                   450,000         507,353
  MedPartners 7.375% 10/1/06                             605,000         625,418
  Merck
    4.75% 3/1/15                                         250,000         252,717
    5.95% 12/1/28                                        225,000         251,113
 #Miller Brewing 144A
    4.25% 8/15/08                                        440,000         438,397
    5.50% 8/15/13                                        435,000         451,531
  Pilgrim's Pride 9.625% 9/15/11                         205,000         224,988
  Schering-Plough 5.55% 12/1/13                          225,000         238,958
  WellPoint
    3.75% 12/14/07                                       335,000         330,877
    4.25% 12/15/09                                       170,000         169,418
  Wyeth 5.50% 2/1/14                                     235,000         248,043
                                                                      ----------
                                                                       6,416,819
                                                                      ----------

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)   (U.S.$)
CORPORATE BONDS (continued)
  Electric - 9.10%
  Avista 9.75% 6/1/08                            USD      300,000     $  340,244
 oAvista Capital Trust III 6.50% 4/1/34                   170,000        175,223
  BVPS II Funding 8.33% 12/1/07                           656,000        706,597
  Dominion Resources
    6.30% 3/15/33                                         455,000        496,514
    7.195% 9/15/14                                        260,000        302,474
  Duke Capital 5.668% 8/15/14                             460,000        478,734
  Pacific Gas & Electric 6.05% 3/1/34                   1,100,000      1,216,623
  PacifiCorp 7.00% 7/15/09                                500,000        549,847
o#Pinnacle West Energy 144A 3.63% 4/1/07                  230,000        230,152
  Potomac Electric Power 5.40% 6/1/35                     500,000        507,885
 #Power Contract Financing 144A
    5.20% 2/1/06                                          288,312        290,296
    6.256% 2/1/10                                         345,000        358,274
  PSE&G Energy Holdings 7.75% 4/16/07                     500,000        518,750
  Puget Sound P&L 5.483% 6/1/35                           460,000        474,360
 oSCANA 3.48% 3/1/08                                      470,000        470,780
  Southern California Edison
   o3.465% 12/13/07                                       220,000        220,000
    6.00% 1/15/34                                         625,000        702,538
  TECO Energy 7.20% 5/1/11                                285,000        310,650
 #Tenaska Alabama 144A 7.00% 6/30/21                      100,000        101,750
  TNP Enterprises 10.25% 4/1/10                           320,000        337,760
  TXU Energy 7.00% 3/15/13                                345,000        385,335
                                                                      ----------
                                                                       9,174,786
                                                                      ----------
Energy - 4.51%
 #Canadian Oil Sands 144A 4.80% 8/10/09                   165,000        166,353
  EnCana 6.50% 8/15/34                                    240,000        276,399
  Halliburton 5.50% 10/15/10                              270,000        283,481
  Naftogaz Ukrainy 8.125% 9/30/09                         400,000        422,920
  Nexen 5.875% 3/10/35                                    295,000        300,871
  Petroleum Geo-Services 8.00% 11/5/06                    136,500        139,571
  SEACOR Holdings 7.20% 9/15/09                           400,000        423,648
 oSecunda International 11.141% 9/1/12                    360,000        352,800
  Siberian Oil 10.75% 1/15/09                             475,000        533,805
  Smith International 7.00% 9/15/07                       655,000        688,184
  Tesoro 8.00% 4/15/08                                    360,000        381,600
  Tyumen Oil 11.00% 11/6/07                               270,000        300,213
  Western Oil Sands 8.375% 5/1/12                         245,000        280,219
                                                                      ----------
                                                                       4,550,064
                                                                      ----------
Finance - 2.79%
  Capital One Bank 5.75% 9/15/10                          365,000        385,620
  HSBC Finance 5.00% 6/30/15                              510,000        514,985
  International Lease Finance 4.625% 6/2/08               285,000        287,346
  MBNA 5.00% 6/15/15                                      335,000        340,901
 #Residential Capital 144A
    6.375% 6/30/10                                        495,000        497,907
    6.875% 6/30/15                                        770,000        788,370
                                                                      ----------
                                                                       2,815,129
                                                                      ----------
Finance-Other - 0.38%
 #Mantis Reef 144A 4.799% 11/3/09                         385,000        386,048
                                                                      ----------
                                                                         386,048
                                                                      ----------
Industrial - Other - 0.12%
  Trimas 9.875% 6/15/12                                   145,000        122,525
                                                                      ----------
                                                                         122,525
                                                                      ----------

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)   (U.S.$)
CORPORATE BONDS (continued)
Insurance - 8.70%
  Allstate 5.55% 5/9/35                          USD      275,000     $  285,620
  Aspen Insurance 6.00% 8/15/14                           310,000        321,445
 #Berkshire Hathaway Finance 144A
    4.125% 1/15/10                                        545,000        542,289
 #Farmers Exchange Capital 144A
    7.05% 7/15/28                                         365,000        395,875
 #Farmers Insurance Exchange 144A
    6.00% 8/1/14                                          260,000        271,400
    8.625% 5/1/24                                         435,000        541,388
 #Liberty Mutual 144A
    5.75% 3/15/14                                         420,000        423,531
    7.00% 3/15/34                                         355,000        374,789
  Marsh & McLennan
   o3.28% 7/13/07                                         475,000        471,995
    5.375% 3/15/07                                        450,000        456,057
    5.875% 8/1/33                                         630,000        602,489
  Metlife
    5.00% 6/15/15                                         370,000        376,233
    5.70% 6/15/35                                         380,000        393,158
 #Nationwide Mutual Insurance 144A
    7.875% 4/1/33                                         305,000        384,472
o#North Front Pass-Through Trust 144A
    5.81% 12/15/24                                      1,000,000      1,032,291
o#Oil Insurance 144A 5.15% 8/15/33                        645,000        650,617
  St. Paul Travelers 5.01% 8/16/07                        655,000        663,494
o#Twin Reefs Pass-Through Trust 144A
    4.19% 12/31/49                                        400,000        397,440
  Willis Group
    5.125% 7/15/10                                         85,000         85,552
    5.625% 7/15/15                                         95,000         95,793
                                                                      ----------
                                                                       8,765,928
                                                                      ----------
Natural Gas - 2.52%
  Atmos Energy
   o3.516% 10/15/07                                       490,000        491,121
    4.00% 10/15/09                                        360,000        352,544
  Enterprise Products Operating
    4.00% 10/15/07                                        330,000        326,879
    4.625% 10/15/09                                       275,000        274,033
  Northern Border Pipeline 6.25% 5/1/07                   335,000        346,399
 oSempra Energy 3.754% 5/21/08                            245,000        245,615
  Valero Logistics Operations
    6.05% 3/15/13                                         475,000        503,869
                                                                      ----------
                                                                       2,540,460
                                                                      ----------
Real Estate - 0.60%
  Developers Diversified Realty
    4.625% 8/1/10                                         610,000        605,997
                                                                      ----------
                                                                         605,997
                                                                      ----------
Technology - 0.57%
  Motorola 7.625% 11/15/10                                505,000        578,479
                                                                      ----------
                                                                         578,479
                                                                      ----------
Transportation - 1.61%
  American Airlines 6.817% 5/23/11                        345,000        328,511
  Continental Airlines 6.503% 6/15/11                     490,000        483,766
 #Erac USA Finance 144A 7.35% 6/15/08                     415,000        448,061
 ++United Airlines 8.70% 10/7/08                          674,207        362,851
                                                                      ----------
                                                                       1,623,189
                                                                      ----------
TOTAL CORPORATE BONDS (cost $70,667,721)                              72,583,847
                                                                      ----------

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)   (U.S.$)
FOREIGN AGENCIES - 1.62%
  Canada Housing Trust No 1
    3.75% 3/15/10                                 CAD      476,000     $ 395,210
 #Pemex Master Trust 144A
    6.625% 6/15/35                                USD      485,000       478,938
  Pemex Project Funding Master Trust
    6.125% 8/15/08                                         725,000       754,362
                                                                       ---------
TOTAL FOREIGN AGENCIES (cost $1,636,645)                               1,628,510
                                                                       ---------
MUNICIPAL BONDS - 4.12%
  American Eagle Northwest 4.97% 12/15/18                  130,000       132,259
  California State 5.00% 2/1/33                            410,000       430,697
  California State University Systemwide
    Revenue 5.00% 11/1/30 (AMBAC)                          335,000       360,731
  Colorado Department of Transportation
    Revenue 5.00% 12/15/13 (FGIC)                          410,000       457,162
  Fulton County, Georgia Water & Sewer
    Revenue 5.25% 1/1/35 (FGIC)                            185,000       201,878
  Golden State, California Tobacco
    Securitization Corporation Settlement
    Revenue Series B 5.625% 6/1/38                         310,000       344,674
  Illinois State Taxable Pension 5.10% 6/1/33              300,000       312,285
  New York State Sales Tax Asset Receivables
    Series A 5.25% 10/15/27 (AMBAC)                        345,000       381,984
  New York State Urban Development
    Series A-1 5.25% 3/15/34 (FGIC)                        235,000       256,136
  Oregon State Taxable Pension
    5.892% 6/1/27                                          345,000       398,544
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series I 5.25% 7/1/33                                  560,000       603,266
  West Virginia Economic
    Development Authority
    5.37% 7/1/20 (MBIA)                                    115,000       123,549
    6.07% 7/1/26                                           135,000       149,534
                                                                       ---------
TOTAL MUNICIPAL BONDS (cost $3,885,324)                                4,152,699
                                                                       ---------
NON-AGENCY ASSET-BACKED SECURITIES - 2.21%
  Citibank Credit Card Issuance Trust
    Series 2003-A7 A7 4.15% 7/7/17                         285,000       280,835
 #GSAA Trust Series 2004-4N Note 144A
    6.25% 5/25/34                                          117,797       117,723
  MASTR Specialized Loan Trust
    Series 2005-2 A2 5.15% 6/1/35                          270,000       269,999
  Mid-State Trust Series 11 A1
    4.864% 7/15/38                                         129,693       128,017
  Mid-State Trust Series 2004-1 A
    6.005% 8/15/37                                         102,332       106,772
  Renaissance Home Equity Loan Trust
    Series 2005-2 AF2 4.361% 8/25/35                       340,000       340,319
 #Sharp Net Interest Margin Trust 144A
    Series 2003-HE1N 6.90% 11/25/33                         29,372        29,372
    Series 2004-2N Note 7.00% 1/25/34                       88,369        88,537
    Series 2004-IM1N N1 6.85% 3/25/34                       79,536        79,536
 #Sky Financial Medical Loan Securitization
    Series 2002-A A2 144A 6.705% 7/16/18                   485,000       506,964
  Structured Asset Securities
    Series 2001-SB1 A2 3.375% 8/25/31                      295,714       279,114
                                                                       ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
  (cost $2,200,873)                                                    2,227,188
                                                                       =========

                                                                         Market
                                                         Principal       Value
                                                       Amount(degree)   (U.S.$)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.99%
 oMASTR Adjustable Rate Mortgage
    Trust 2004-10 2A2
    5.024% 10/25/34                              USD      358,871     $  363,846
 oWashington Mutual Series 2005-AR3
    A1 4.656% 3/25/35                                     640,960        641,322
                                                                      ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $1,006,718)                                        1,005,168
                                                                      ----------
PRIVATE PLACEMENT SECURITIES - DEBT- 3.07%=@
 #Anglo Irish Bank Series A 144A
    9.10% 9/30/06                                       1,000,000      1,055,040
++Continental Auto Receivables Series A
    12.00% 4/30/05                                        500,000         40,000
  Dairy Farmers of America Preferred
  Capital Trust 7.38% 10/2/12                             500,000        554,750
 #Deloitte & Touche Series B 144A
    7.41% 10/1/11                                         636,627        666,655
 #New Boston Garden 144A 8.45% 9/22/15                    719,511        777,072
++Zelenka Evergreen 13.75% 5/4/07                         582,184           --
                                                                      ----------
TOTAL PRIVATE PLACEMENT SECURITIES - DEBT
  (cost $3,863,661)                                                    3,093,517
                                                                      ----------
SENIOR SECURED LOANS - 1.54%^
 @Centerpoint Energy Bank Loan
    12.75% 11/12/05                                     1,000,000      1,037,500
 @Qwest Communications Bank Loan
    Tranch A 6.50% 6/30/07                                500,000        516,250
                                                                      ----------
TOTAL SENIOR SECURED LOANS (cost $1,552,500)                           1,553,750
                                                                      ----------
SOVEREIGN DEBT - 4.38%
El Salvador - 0.24%
  Republic of El Salvador 7.65% 6/15/35                   240,000        240,600
                                                                      ----------
                                                                         240,600
                                                                      ----------
Germany - 0.67%
  Deutsche Bundesrepublik
    5.00% 7/4/11                                 EUR      497,000        679,356
                                                                      ----------
                                                                         679,356
                                                                      ----------
Norway - 0.91%
  Norwegian Government
    5.00% 5/15/15                                NOK    5,299,000        913,731
                                                                      ----------
                                                                         913,731
                                                                      ----------
Poland - 0.13%
  Poland Government 6.00% 5/24/09                PLZ      408,000        127,990
                                                                      ----------
                                                                         127,990
                                                                      ----------
Russia - 0.49%
*@Russian Paris Club Participation
    Note 1.925% 8/20/20                          JPY   57,668,626        499,079
                                                                      ----------
                                                                         499,079
                                                                      ----------
Sweden - 0.63%
  Swedish Government
    4.50% 8/12/15                                SEK    2,155,000        312,646
    5.00% 12/1/20                                SEK    2,020,000        317,858
                                                                      ----------
                                                                         630,504
                                                                      ----------

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S.$)
SOVEREIGN DEBT (continued)
Turkey - 0.13%
  Turkey Government International Bond
    7.00% 6/5/20                                 USD     135,000      $  132,638
                                                                      ----------
                                                                         132,638
                                                                      ----------
United Kingdom - 0.93%
  U.K. Treasury
    8.00% 9/27/13                                GBP     203,000         461,153
    8.00% 6/7/21                                 GBP     184,000         473,581
                                                                      ----------
                                                                         934,734
                                                                      ----------
Venezuela - 0.25%
  Venezuela Government International
    Bond 9.375% 1/13/34                          USD     240,000         252,000
                                                                      ----------
                                                                         252,000
                                                                      ----------
TOTAL SOVEREIGN DEBT (cost $4,427,402)                                 4,410,632
                                                                      ----------
U.S. TREASURY OBLIGATIONS - 1.86%
  U.S. Treasury Bond 5.375% 2/15/31                      925,000       1,091,791
  U.S. Treasury Notes
    3.625% 6/15/10                                       365,000         363,517
    3.875% 5/15/10                                       335,000         337,015
   &4.125% 5/15/15                                        85,000          86,268
                                                                      ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $1,866,437)                                                    1,878,591
                                                                      ----------
                                                        Number of
                                                          Shares
LIMITED PARTNERSHIP - 0.01%
=@KBSI Partnership                                             1           9,032
                                                                      ----------
TOTAL LIMITED PARTNERSHIP (cost $0)                                        9,032
                                                                      ----------
PREFERRED STOCK - 0.19%
  Nexen 7.35%                                              7,065         186,304
                                                                      ----------
TOTAL PREFERRED STOCK (cost $176,625)                                    186,304
                                                                      ----------

PRIVATE PLACEMENT SECURITIES - EQUITY - 0.00%=@
  CIC Acquisition (Conso International)
    PIK for Preferred Stock 12.00%                           368              --
 +CIC Acquisition (Conso International)
    Warrants for Preferred Stock, exercise
    price $0.01, expiration date 3/1/10                      347              --
 +CIC Acquisition (Conso International)
    Warrants for Preferred Stock
    (Clawback Provision), exercise
    price $0.01, expiration date 3/1/10                      437              --
 +Continental Auto Receivables, exercise
    price $100, expiration date 7/21/06                    9,506              --
 +Franklin Nursery Investors                             120,746              --
 +Franklin Nursery Warrants                                   21              --
 +WPM Holdings, exercise price $0.02,
    expiration date 3/31/10                                  201              --
                                                                      ----------
TOTAL PRIVATE PLACEMENT SECURITIES - EQUITY
  (cost $260,567)                                                             --
                                                                      ----------

                                                                        Market
                                                        Principal       Value
                                                      Amount(degree)   (U.S.$)
WARRANTS - 0.00%
+#Solutia 144A, exercise price $7.59,
    expiration date 7/15/09                      USD         975    $         --
                                                                    ------------
TOTAL WARRANTS (cost $82,941)                                                 --
                                                                    ------------

TOTAL MARKET VALUE OF SECURITIES - 99.61%
  (cost $99,239,790)                                                 100,424,611
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.39%                                                 397,277
                                                                    ------------
NET ASSETS APPLICABLE TO 7,476,103 SHARES
  OUTSTANDING - 100.00%                                             $100,821,888
                                                                    ============

COMPONENTS OF NET ASSETS AT JUNE 30, 2005:
Paid in capital                                                     $ 95,261,822
Undistributed net investment income                                    1,391,534
Accumulated net realized gain on investments                           2,891,122
Net unrealized appreciation of investments
  and foreign currencies                                               1,277,410
                                                                    ------------
Total net assets                                                    $100,821,888
                                                                    ============

(degree)Principal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
USD - U.S. Dollar

 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 8 in "Notes to Financial Statements."
 oVariable rate notes. The interest rate shown is the rate as of June 30, 2005. ++Non-income producing security. Security is currently in default.
 +Non-income producing security for the period ended June 30, 2005.
 !Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at June 30, 2005.
 ^Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
 &Fully or partially pledged as collateral for financial futures contracts. *Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
 ?The interest rate shown is the effective yield as of the time of purchase. =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes to Financial Statements." At June 30, 2005, seventeen securities were fair valued which represented 4.41% of the Fund's net assets.
 @Illiquid security. See Note 8 in "Notes to Financial Statements." At June 30,
  2005, twenty one securities were deemed illiquid which represented 6.70% of the Fund's net assets.

STATEMENT                                     LINCOLN NATIONAL INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PIK - Pay-in-Kind
TBA - To Be Announced
yr - Year

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2005:

                                           Value of
                              In           Contract                       Unrealized
Contracts to                Exchange      at 6/30/05      Settlement     Appreciation
Receive/(Deliver)           for US $         US $             Date      (Depreciation)
-----------------          ----------    ------------     ----------    --------------
(258,700)
  British Pounds             472,386       (462,691)        8/19/05        $ 9,695

(264,100)
  British Pounds             481,929       (472,349)        8/19/05          9,580

(385,780)
  European
  Monetary
  Units                      469,000       (467,318)        7/29/05          1,682

391,000
  European
  Monetary
  Units                     (474,789)       473,642         7/29/05         (1,147)

(578,500)
  European
  Monetary
  Units                      700,274       (700,772)        7/29/05           (498)

(5,956,700)
  Norwegian
  Kroner                     935,296       (913,352)        8/19/05         21,944

(3,638,951)
  Swedish
  Krona                      474,789       (466,611)        7/29/05          8,178
                                                                           -------
                                                                           $49,434
                                                                           =======

FUTURES CONTRACTS(2)

Contracts              Notional       Notional     Expiration       Unrealized
to Buy                   Cost          Value          Date         Appreciation
------                ---------       --------     ----------      ------------
63 U.S. Treasury
  10 year notes       $7,116,799     $7,148,531      9/30/05         $31,732
12 U.S. Treasury
  5 year notes         1,305,136      1,306,688      9/30/05           1,552
9 U.S. Treasury
  long bond            1,045,156      1,068,750      9/30/05          23,594
                                                                     -------
                                                                     $56,878
                                                                     =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 9 in "Notes to Financial Statements."

(2) See Note 10 in "Notes to Financial Statements."

See accompanying notes

STATEMENT                             LINCOLN NATIONAL INCOME FUND, INC.
  OF OPERATIONS                       Six Months Ended June 30, 2005 (Unaudited)

INVESTMENT INCOME:
  Interest                                                                                          $2,837,129
  Dividends                                                                                             20,283     $2,857,412
                                                                                                    ----------     ----------

EXPENSES:
  Management fees                                                                                      421,993
  Directors fees                                                                                        48,750
  Legal fees                                                                                            35,000
  Insurance                                                                                             27,398
  Audit and related fees                                                                                22,500
  Reports and statements to shareholders                                                                20,650
  Dividend disbursing and transfer agent fees and expenses                                              19,619
  Custodian fees                                                                                        14,861
  NYSE listing fees                                                                                     12,500
  Pricing fees                                                                                           4,200
  Other                                                                                                  7,791        635,262
                                                                                                    ----------
  Less expenses paid indirectly                                                                                        (4,861)
                                                                                                                   ----------
  Total expenses                                                                                                      630,401
                                                                                                                   ----------
NET INVESTMENT INCOME                                                                                               2,227,011
                                                                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain on:
    Investments                                                                                                     1,936,070
    Futures contracts                                                                                                 317,598
    Foreign currencies                                                                                                223,539
                                                                                                                   ----------
  Net realized gain                                                                                                 2,477,207
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                         (2,557,465)
                                                                                                                   ----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES(80,258)

DIVIDENDS ON PREFERRED STOCK                                                                                          (91,500)
                                                                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $2,055,253
                                                                                                                   ==========

See accompanying notes

STATEMENTS                                    LINCOLN NATIONAL INCOME FUND, INC.
  OF CHANGES IN NET ASSETS

                                                                                                          Six Months       Year
                                                                                                            Ended          Ended
                                                                                                           6/30/05        12/31/04
                                                                                                         (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                                  $  2,227,011   $ 6,546,966
  Net realized gain on investments and foreign currencies                                                   2,477,207     1,587,165
  Net change in unrealized appreciation/depreciation of investments and foreign currencies                 (2,557,465)      (99,177)
  Dividends on preferred stock                                                                                (91,500)     (617,436)
                                                                                                         ------------   -----------
  Net increase in net assets resulting from operations                                                      2,055,253     7,417,518
                                                                                                         ------------   -----------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                                                    (1,158,796)   (6,487,906)
  Net realized gain on investments                                                                                 --    (1,316,370)
                                                                                                         ------------   -----------
                                                                                                           (1,158,796)   (7,804,276)
                                                                                                         ------------   -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds for shares issued under dividend reinvestment plan                                                      --     2,226,471
                                                                                                         ------------   -----------
  Net increase in net assets resulting from capital share transactions                                             --     2,226,471
                                                                                                         ------------   -----------
NET INCREASE IN NET ASSETS                                                                                    896,457     1,839,713

NET ASSETS:
  Beginning of period                                                                                      99,925,431    98,085,718
                                                                                                         ------------   -----------
  End of period (including undistributed net investment income of $1,391,534 and $46,622, respectively)  $100,821,888   $99,925,431
                                                                                                         ============   ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Lincoln National Income Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                             Year
                                                         Ended                                Ended
                                                       6/30/05(1)  12/31/04     12/31/03    12/31/02(7)   12/31/01(3,7)  12/31/00(7)
                                                      (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.370     $13.410      $12.990     $12.580        $12.770         $12.170

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                  0.298       0.878        1.054       1.230          1.320           1.290
Net realized and unrealized gain (loss) on
  investments and foreign currencies                     (0.011)      0.213        1.165       0.450          0.070           0.620
Dividends on preferred stock from:
  Net investment income                                  (0.012)     (0.081)      (0.064)     (0.100)        (0.230)         (0.360)
  Net realized gain on investments                           --      (0.002)      (0.004)         --             --              --
                                                        -------     -------      -------     -------        -------         -------
Total dividends on preferred stock                           --      (0.083)      (0.068)     (0.100)        (0.230)         (0.360)
                                                        -------     -------      -------     -------        -------         -------
Total from investment operations                          0.275       1.008        2.151       1.580          1.160           1.550
                                                        -------     -------      -------     -------        -------         -------

LESS DIVIDENDS AND DISTRIBUTIONS TO COMMON
  SHAREHOLDERS FROM:
Net investment income                                    (0.155)     (0.871)      (1.061)     (1.170)        (1.080)         (0.910)
Net realized gain on investments                             --      (0.177)      (0.670)         --         (0.270)         (0.040)
                                                        -------     -------      -------     -------        -------         -------
Total dividends and distributions                        (0.155)     (1.048)      (1.731)     (1.170)        (1.350)         (0.950)
                                                        -------     -------      -------     -------        -------         -------

NET ASSET VALUE, END OF PERIOD                          $13.490     $13.370      $13.410     $12.990        $12.580         $12.770
                                                        =======     =======      =======     =======        =======         =======

Per Share Market Value, End of Period                   $11.740     $12.650      $14.750     $12.580        $12.770         $12.170
Total Investment Return Based on Market Value            (7.19%)     (7.03%)      31.46%      17.99%         22.13%          21.04%

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of
  period (000 omitted)                                 $100,822     $99,925      $98,086     $93,348        $89,507         $90,828
Ratio of expenses to average net assets applicable
  to common shares(4)                                     1.28%       1.76%        1.64%       1.77%          1.65%           1.68%
Ratio of expenses to adjusted average net assets(6,8)        --       1.25%        1.17%       1.23%          1.16%           1.17%
Ratio of net investment income to average net assets
  applicable to common shares(4)                          4.51%       6.57%        7.64%       9.63%         10.01%          10.27%
Ratio of net investment income to adjusted average
  net assets(6,8)                                            --       4.69%        5.46%       6.69%          7.05%           7.14%
Portfolio turnover                                         214%        262%         562%        732%           775%             95%

LEVERAGE ANALYSIS8
Value of preferred shares outstanding (000 omitted)          --     $40,000      $40,000     $40,000        $40,000         $40,000
Net asset coverage per share of preferred shares,
  end of period                                              --      $3,498       $3,452      $3,334         $3,238          $3,271
Liquidation value per share of preferred shares5             --      $1,000       $1,000      $1,000         $1,000          $1,000

(1) Ratios and portfolio turnover have been annualized and total return have not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing all premium and discount on debt securities. The effect of this change for the year ended December 31, 2002 had no material impact on per share ratios and supplemental data.

(4) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5) Excluding any accumulated but unpaid dividends.

(6) Adjusted average net assets does not reflect the liability related to preferred stock.

(7) Information has been audited by the Fund's predecessor auditors.

(8) The Preferred Shares were redeemed on February 10, 2005. See Note 6 in "Notes to Financial Statements."

See accompanying notes

NOTES                                         LINCOLN NATIONAL INCOME FUND, INC.
  TO FINANCIAL STATEMENTS                     June 30, 2005 (Unaudited)

Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

NOTE 1 -- SUMMARY OF ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt ).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 2005, the Fund held $4,445,749 in fair valued securities, representing 4.41% of net assets of the Fund.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

Distributions to common shareholders are declared and paid quarterly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended June 30, 2005 were approximately $4,861. The expense paid under the above agreement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly".

NOTES                                         LINCOLN NATIONAL INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 -- RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which Private Placement Securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                                                            Date of
                                                                           Purchase    Shares        Cost     Fair Value
LIMITED PARTNERSHIP
KBSI                                                                       1/10/98              1          --      $9,032
                                                                                                   ----------  ----------
                                                                                                           --      $9,032
                                                                                                   ----------  ----------
PRIVATE PLACEMENTS
                                                                            Date of
                                                                           Purchase    Shares        Cost     Fair Value
PRIVATE PLACEMENT SECURITIES - DEBT
Anglo Irish Bank 9.10%, 9/30/06                                            9/30/94     $1,000,000  $1,000,000  $1,055,040
Continental Auto Receivables Series A 12.00%, 4/30/05                      7/29/99        500,000     483,673      40,000
Dairy Farmers of America Preferred Capital Trust 7.38%, 10/2/12            10/2/98        500,000     500,000     554,750
Deloitte & Touche LLP 7.41%, 10/1/11                                       9/25/96        636,627     636,626     666,655
New Boston Garden Corporation 8.45%, 9/22/15                               9/22/95        719,511     719,511     777,072
Zelenka Evergreen 13.75%, 5/4/07                                            5/4/00        582,184     523,851          --
                                                                                                   ----------  ----------
Total Private Placement - Debt                                                                     $3,863,661  $3,093,517
                                                                                                   ----------  ----------

                                                                            Date of
                                                                           Purchase       Par         Cost     Fair Value
PRIVATE PLACEMENT SECURITIES - EQUITY
CIC Acquisition (Conso International)                                       3/6/00            368  $       --  $       --
CIC Acquisition (Conso International) Warrants                              3/6/00            437      39,204          --
CIC Acquisition (Conso International) Warrants                              3/6/00            347          --          --
Continental Auto Receivables                                               7/29/99          9,506      60,000          --
Franklin Nursery Warrants                                                   3/1/00             21      40,617          --
Franklin Nursery - Interests                                                3/1/00        120,746     120,746          --
WPM Holdings                                                              10/30/98            201          --          --
                                                                                                   ----------  ----------
Total Private Placement - Equity                                                                   $  260,567          --
                                                                                                   ----------  ----------

NOTE 3 -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company ("DMC") a series of Delaware Management Business Trust and the investment manager, a management fee of 0.1875% of net assets of the Fund as of the close of business on the last business day of each quarter (0.75% on an annual basis) plus 1.50% on an annual basis of the net cash dividends and interest earned and actually received in cash less on borrowed funds and dividends paid on the Variable Term Preferred Stock. Adjusted net assets do not reflect the liability related to preferred stock outstanding. The Fund's Variable Term Preferred shares were redeemed on February 10, 2005.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services which are paid for by DMC out of its investment advisory fees.

At June 30, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC              $200,457
  Other expense payable to DMC and affiliates*             9,555

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors' fees.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

NOTES                                         LINCOLN NATIONAL INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- INVESTMENTS
For the six months ended June 30, 2005, the Fund made purchases of $66,154,319 and sales of $104,577,173 of investment securities other than U.S. government securities and short-term investments. For the six months ended June 30, 2005, the Fund made purchases of $43,047,574 and sales of $43,198,801 of long-term U.S. government securities.

At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the estimated cost of investments for federal income tax purpose was $99,685,581. At June 30, 2005, net unrealized appreciation was $739,030, of which $2,974,943 related to unrealized appreciation of investments and $2,235,913 related to unrealized depreciation of investments.

NOTE 5 -- DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                                     Six Months        Year
                                                       Ended           Ended
                                                      6/30/05*        12/31/04
                                                     ----------      ----------
  Ordinary Income                                    $1,250,296      $8,225,663
  Long-term capital gain                                     --         196,049
                                                     ----------      ----------
  Total                                              $1,250,296      $8,421,712
                                                     ==========      ==========

*Tax information for the period ended June 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The tax components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2005, the estimated components of net assets on a tax basis were as follows:

  Paid in capital                                      $ 95,261,822
  Undistributed ordinary income                           2,558,423
  Undistributed long-term capital gains                   2,276,336
  Unrealized appreciation on investments
    and foreign currencies                                  725,307
                                                       ------------
  Net assets                                           $100,821,888
                                                       ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended June 30, 2005, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

  Undistributed net investment income              $368,197
  Accumulated realized loss                        (368,197)

NOTE 6 -- VARIABLE TERM PREFERRED STOCK
During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. Dividends were cumulative from the date of the original issue and were generally reset every 28 days through an auction process. The Articles Supplementary, which established and fixed the rights and preferences of the VTP, placed restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and required the Fund to meet certain asset maintenance tests. The shares of the VTP were redeemable at the option of the Fund in accordance with the terms of the Articles Supplementary.

The mandatory redemption provisions of the Articles Supplementary required the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests were not maintained or if credit rating provisions were not met.

During the period January 1, 2005 through February 10, 2005, VTP dividend rates ranged from 2.25% to 2.27% and the average weighted dividend rate was 2.26%.

On January 7, 2005, the Board of Directors of the Fund approved a total redemption of the Fund's Variable Term Preferred Shares ("VTP Shares"). The VTP Shares, with an aggregate principal value of $40 million, represented a form of leverage by the Fund. The total redemption took place on February 10, 2005, at a redemption price of $1,000 per VTP Share, plus the unpaid accumulated dividends on the VTP Shares through the redemption date. The Fund liquidated portfolio securities to fund the redemption proceeds with respect to the VTP Shares.

NOTE 7 -- CAPITAL SHARES
Shares issued under the dividend reinvestment plan were as follows:

                                                       Shares
                                                      --------
  Six months ended June 30, 2005                           --
  Year ended December 31, 2004                         162,889

NOTE 8 -- MARKET AND CREDIT RISK
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

The Fund may invest up to 50% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund/Portfolio/Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, Rule 144A securities represented approximately 19.40% of total net assets. Rule 144A securities comprising 3.53% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

NOTES                                         LINCOLN NATIONAL INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)



NOTE 9 -- FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 10 -- FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

NOTE 11 -- IMPORTANT FUND INFORMATION
Appointment of New Independent Auditors -- The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the 2003 fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of Pricewaterhouse Coopers LLP on the Fund's financial statements for fiscal years 2001 and 2002 contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during fiscal years 2001 and 2002 and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

NOTE 12 -- COUNTRY ALLOCATION
As of June 30, 2005, the Fund's investment in securities classified by country of origin were as follows:

---------------------------------------------------------------------
Australia                                                       0.38%
---------------------------------------------------------------------
Bermuda                                                         1.53%
---------------------------------------------------------------------
Canada                                                          4.16%
---------------------------------------------------------------------
Cayman Islands                                                  1.21%
---------------------------------------------------------------------
Chile                                                           0.70%
---------------------------------------------------------------------
El Salvador                                                     0.24%
---------------------------------------------------------------------
France                                                          0.87%
---------------------------------------------------------------------
Germany                                                         1.50%
---------------------------------------------------------------------
Luxembourg                                                      0.23%
---------------------------------------------------------------------
Norway                                                          1.04%
---------------------------------------------------------------------
Poland                                                          0.13%
---------------------------------------------------------------------
Singapore                                                       0.38%
---------------------------------------------------------------------
South Korea                                                     0.30%
---------------------------------------------------------------------
Sweden                                                          0.92%
---------------------------------------------------------------------
Turkey                                                          0.13%
---------------------------------------------------------------------
Ukraine                                                         0.42%
---------------------------------------------------------------------
United Kingdom                                                  2.12%
---------------------------------------------------------------------
United States                                                  83.10%
---------------------------------------------------------------------
Venezuela                                                       0.25%
---------------------------------------------------------------------
TOTAL                                                          99.61%
---------------------------------------------------------------------

OTHER                                         LINCOLN NATIONAL INCOME FUND, INC.
  FUND INFORMATION

================================================================================
SHAREHOLDER MEETING RESULTS

2005 Annual Shareholder Meeting

The Fund held its annual meeting of shareholders on June 2, 2005. At the annual meeting, the Fund's shareholders elected three Class 3 Directors. The result of the voting at the annual meeting was as follows:

--------------------------------------------------------------------------------
NOMINEE                      SHARES VOTED FOR             WITHHELD AUTHORITY
--------------------------------------------------------------------------------
Thomas L. Bindley               6,322,736                       83,686
--------------------------------------------------------------------------------
H. Thomas McMeekin              6,319,303                       87,119
--------------------------------------------------------------------------------
Daniel R. Toll                  6,300,866                      105,556
--------------------------------------------------------------------------------

AMENDMENT TO FUND BY-LAWS

On February 14, 2005, the Board of Directors approved an amendment to the Fund's By-Laws for the purpose of changing the time parameters within which the Fund's annual meeting must be held each year. Pursuant to the amended By-Laws, the Fund's annual meeting will now be held each year on the second Friday of May, or such other date within 31 days thereafter as may be set by the Board of Directors.

BOARD CONSIDERATION OF LINCOLN NATIONAL INCOME FUND, INC. INVESTMENT ADVISORY AGREEMENT

At a meeting held on June 2, 2005 (the "Contract Renewal Meeting"), the Board of Directors, including a majority of disinterested or independent Directors, approved the renewal of the Investment Advisory Contract for Lincoln National Income Fund, Inc. (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Contract Renewal Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment manager. Information furnished specifically in connection with the Contract Renewal Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the experience and qualifications of DMC and the investment professionals involved in managing the Fund, the level of services provided to the Fund, the costs of such services to the Fund, and the financial condition and profitability of Delaware Investments. In addition, in connection with the Contract Renewal Meeting, the Board separately received and reviewed independent comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Lipper reports compared the Fund's management fees and operating expenses with those of other comparable closed-end funds.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving the continuance of the Investment Advisory Contract for the Fund, the Board, including a majority of independent Directors, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment adviser and the approval of the management fee.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of these services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the compliance of the portfolio manager with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics, and the adherence to fair value pricing procedures as established by the Board. The Board also considered the fund accounting and fund administration services provided to the Fund under the Investment Advisory Contract and Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board was very pleased with the nature, extent and quality of the overall services provided by Delaware Investments.

OTHER                                         LINCOLN NATIONAL INCOME FUND, INC.
  FUND INFORMATION (CONTINUED)

INVESTMENT PERFORMANCE. The Board considered the investment performance of the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the comparative performance reports furnished for the Contract Renewal Meeting. These reports compared the performance of the Fund to that of other funds included in a custom peer group developed by DMC in consultation with the Board at previous Board meetings. In addition, the Board considered comparative performance data using Lipper's standard peer group for the Fund. For reasons discussed at previous Board meetings, management believed that the custom peer group was a more appropriate peer group against which to measure the Fund's performance than the standard Lipper peer group. Comparative performance against both peer groups was provided for the three-month, one-year, three-year, five-year and ten-year periods ended on March 31, 2005.

Although the Fund's performance had been below its custom peer group average for the year ended March 31, 2005, the Fund was at or near the top of the custom peer group for the three-, five- and ten-year periods ended March 31, 2005. The Fund had also underperformed the standard Lipper peer group for the year ended March 31, 2005, but had also posted performance placing the Fund at or near the top of its standard Lipper peer group for the three-, five- and ten-year periods ended March 31, 2005. In reviewing the comparative performance data, the Board took note of the fact that most of the Fund's returns in 2005 had been achieved after the Fund's $40 million leverage had been eliminated. The Board noted that it was favorably impressed with the Fund's long-term performance.

COMPARATIVE EXPENSES. In evaluating the level of the Fund's management fee, the Board reviewed reports prepared by Lipper that compared the Fund's contractual and actual management fee and total operating expenses with those of other funds in its "Expense Group," a group of funds hand-selected by Lipper for comparability, and a broader "Expense Universe" providing a broader view of expenses among comparable funds. The Board also considered the advisory fees charged by DMC to its other investment company clients.

The Fund had been de-levered effective on January 14, 2005. To assist the Board in its evaluation of the Fund's management fee, management had requested two separate Lipper reports--one comparing the Fund's expenses to levered peer groups and another comparing the Fund's expenses to nonleveraged peer groups. Whereas the Lipper report with the leveraged peer groups reflected the Fund's historical expenses for fiscal year 2004, the Lipper report with the nonleveraged peer groups included the Fund's pro forma expenses for 2004, which reflected the subtraction of the fees and expenses directly associated with the leverage and adjustments to the management fee and other operating expenses to reflect the lower level of Fund assets without the $40 million in leverage. Because the Fund was no longer leveraged, the Directors accorded more significance to the nonleveraged peer group analysis for purposes of considering the renewal of the Investment Advisory Contract for the forthcoming year.

The following summarizes the results of the aforementioned expense analysis and the Board's view of such expenses.

The Fund's contractual management fee was higher than the average for the nonleveraged Lipper peer groups for fiscal year 2004. The Fund's actual management fee for 2004 was higher than the nonleveraged Expense Group average, but was only slightly higher than the average for the broader nonleveraged Expense Universe.

The Board found that the Lipper reports were of limited use because of the relatively small size of the Lipper peer groups used in the analysis. In addition, the Board was aware that the Fund's management fee related to both investment advisory and fund accounting services, and that it was not clear whether the management fee for the other funds in Lipper's peer groups also included the fund accounting fee in all cases.

In their deliberations on the reasonableness of the Fund's management fee, the Board also considered DMC's advisory fees for its other investment company clients. The Board recognized that DMC did not manage any other fund with the same mix of asset classes as the Fund. The Board considered management's position that the Fund's management fee should be higher than that of a standard domestic fixed income fund due to the additional expertise and infrastructure needed to manage the private placement securities, high yield debt securities and emerging market debt securities held by the Fund. In comparing the Fund's management fee to the advisory fees charged by DMC to its other fund clients, the Board also noted that DMC's other investment company clients paid an additional fee for fund accounting services. After adjusting the Fund's management fee for Delaware Investments(R)' standard fund accounting fee, the portion of the Fund's management fee attributable to investment advisory services was slightly higher than the advisory fee typically paid by a comparable class of mutual funds.

The Board also considered the level of the Fund's total expenses as compared to the Lipper peer group averages. The Fund's total operating expenses were higher than the averages for the nonleveraged peer groups. The Board recognized, however, that the Fund's relatively high operating expenses were in part attributable to the Fund's relatively small size. The Board also noted that operating outside the context of a larger fund complex also disadvantaged the Fund from a total expense standpoint in comparison to larger fund families that were able to spread certain costs across a greater number of funds.

The Board noted that although the Fund's management fee and total expenses were comparatively high, the Fund had achieved very strong performance over the long term. Furthermore, the Board was very pleased with the quality of the service provided to the Fund and its shareholders by Delaware Investments.

OTHER                                         LINCOLN NATIONAL INCOME FUND, INC.
  FUND INFORMATION (CONTINUED)

ECONOMIES OF SCALE. The Board considered whether economies of scale were realized by DMC and whether the potential for asset growth and additional economies of scale were appropriately reflected in the Fund's management fee structure in the form of breakpoints. The Board recognized that the Fund benefited to some extent from economies of scale. However, because the Fund is a relatively small closed-end fund that is not engaged in the continuous offering of its shares, the Board recognized that the Fund's asset growth was primarily a function of its investment performance. Since the Board did not anticipate any rights offering or other extraordinary event that could increase the Fund's size and lead to further economies of scale, the Board believed that the flat management fee structure currently in place for the Fund continued to be appropriate.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by DMC in connection with the management of the Fund. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. The Board considered Delaware Investments' expenditures to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Fund, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board was satisfied that the profitability to DMC of serving as the Fund's investment manager was reasonable.

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group

This semiannual report is for the information of Lincoln National Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own common stock on the open market at market prices.

Corporate Information

INVESTMENT ADVISOR
Delaware Management Company
2005 Market Street
Philadelphia, PA  19103-7094

ADMINISTRATOR
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7042

DIVIDEND DISBURSING AGENT, TRANSFER
AGENT AND REINVESTMENT PLAN AGENT
Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07666
800 851-9677

STOCK EXCHANGE
The Fund's stock is traded on the New York
Stock Exchange (NYSE) under the symbol LND.

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES
800 362-7500

AUTOMATIC DIVIDEND REINVESTMENT PLAN
Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the "Plan"). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by transferring the shares to your name.

To participate in the Plan, you must complete and forward an authorization card to Mellon Investor Services LLC, the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than 30 days prior to the dividend payment date.

Shares will be held by the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write to:
Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07666
or call 800 851-9677.

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(9605)                                                        Printed in the USA
SA-LNI [6/05] IVES 8/05                                     MF-05-07-305 PO10291

Item 2. Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

         Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL INCOME FUND, INC.


         Patrick P. Coyne
-----------------------------------
By:      Patrick P. Coyne
Title:   President
Date:    September 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Patrick P. Coyne
-----------------------------------
By:      Patrick P. Coyne
Title:   President
Date:    September 7, 2005


         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 7, 2005